FINANCIAL INSTRUMENTS, FAIR VALUES AND RISK MANAGEMENT - Disclosure of commodity risk management contracts outstanding (Details)	12 Months Ended
Dec. 31, 2022 CAD_per_Gigajoule Gigajoule Million_British_thermal_unit USD_per_MMbtu $ / Barrel bbl
Crude Oil Swaps [Member] | Jan 1, 2023 - Jun 30, 2023 [Member]
Disclosure of detailed information about financial instruments [line items]
Total Daily Volume (bbls/d) | bbl	1,000
Weighted Average (Price/bbls) | $ / Barrel	87
Crude Oil Swaps [Member] | Jan 1, 2023 - Dec 31, 2023 [Member]
Disclosure of detailed information about financial instruments [line items]
Total Daily Volume (bbls/d) | bbl	1,100
Weighted Average (Price/bbls) | $ / Barrel	65
Natural Gas Swaps [Member] | Apr 1, 2023 - Sep 30, 2023 [Member]
Disclosure of detailed information about financial instruments [line items]
Total Daily Volume (GJ/d) | Gigajoule	30,000
Total Daily Volume (MMbtu/d) | Million_British_thermal_unit	0
Weighted Average (CDN$/GJ) | CAD_per_Gigajoule	4.96
Weighted Average (US$/MMbtu)	0
Natural Gas Swaps [Member] | Jan 1, 2023 - Jun 30, 2023 [Member]
Disclosure of detailed information about financial instruments [line items]
Total Daily Volume (GJ/d) | Gigajoule	0
Total Daily Volume (MMbtu/d) | Million_British_thermal_unit	30,000
Weighted Average (CDN$/GJ) | CAD_per_Gigajoule	0
Weighted Average (US$/MMbtu)	3.04
Natural Gas Swaps [Member] | Jan 1, 2023 - Dec 31, 2023 [Member]
Disclosure of detailed information about financial instruments [line items]
Total Daily Volume (GJ/d) | Gigajoule	0
Total Daily Volume (MMbtu/d) | Million_British_thermal_unit	30,000
Weighted Average (CDN$/GJ) | CAD_per_Gigajoule	0
Weighted Average (US$/MMbtu)	(1.48)
Natural Gas Collar [Member] | Jan 1, 2023 - Dec 31, 2023 [Member]
Disclosure of detailed information about financial instruments [line items]
Total Daily Volume (GJ/d) | Gigajoule	0
Total Daily Volume (MMbtu/d) | Million_British_thermal_unit	30,000
Weighted Average (CDN$/GJ) | CAD_per_Gigajoule	0
Natural Gas Collar [Member] | Jan 1, 2023 - Dec 31, 2023 [Member] | Bottom Of Range [Member]
Disclosure of detailed information about financial instruments [line items]
Weighted Average (US$/MMbtu)	5
Natural Gas Collar [Member] | Jan 1, 2023 - Dec 31, 2023 [Member] | Top Of Range [Member]
Disclosure of detailed information about financial instruments [line items]
Weighted Average (US$/MMbtu)	9.8